Discontinued operations and assets held for sale	6 Months Ended
Mar. 31, 2025
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale
4.	Discontinued operations and assets held for sale

In May 2023, Arqit announced that it was selling its satellite division consisting of satellite assets under construction, patents, customer contracts and an engineering team. Following that announcement, the satellite division was reported as discontinued operations and classified as a disposal group held for sale in the 2023 annual financial statements. During the six months ended March 31, 2024, Arqit was unsuccessful in its efforts to identify a buyer for the satellite division and/or related IP, and as a result determined that its satellite assets were no longer considered as held for sale as at 31 March 2024. The assets of the satellite division have been fully impaired as at 31 March 2024. The condensed consolidated statement of comprehensive income presents profit/(loss) from discontinued operations separately from continuing operations.

During the six months ended 31 March 2025, Arqit recognised a grant claim received of $117,000 related to a satellite project completed during the fiscal year ended 30 September 2025, and the sale of satellite division equipment for $33,000.

The impact on the statement of comprehensive income is as below:

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000
Other Income	117	—
Administrative expenses	(59)	(916)
Impairment loss	33	(34,065)
Tax credit	—	3,414
Profit/(loss) from discontinued operation, net of tax	91	(31,567)

The net cash flows associated with the discontinued operations are as follow:

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000
Net cash (used)/generated in/from operating activities	117	(2,232)
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—
Net cash flows for the period	117	(2,232)

There is no impact from the discontinued operation on the financial position of the Group at 31 March 2025.